Loan Payable to Third Parties (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Loan Payable to Third Parties
Loan payable to third parties	$ 3,522,521	$ 0
Loan payable to third parties -long term	0	3,395,861
Total	$ 3,522,521	$ 3,395,861